Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000169819 [Member] | Eaton Vance Tax Advantaged Global Dividend Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169819 [Member] | Invesco Variable Rate Investment Grade ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000169819 [Member] | abrdn Healthcare Opportunities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000169819 [Member] | abrdn Healthcare Investors [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000169819 [Member] | abrdn Global Infrastructure Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169819 [Member] | John Hancock Tax Advantaged Dividend Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000169819 [Member] | Eaton Vance Tax Advantaged Dividend Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000169819 [Member] | Eaton Vance Tax Advantaged Global Dividend Opportunities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000169819 [Member] | Source Capital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000169819 [Member] | FS Credit Opportunities Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000169819 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000169819 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169819 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169819 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000169822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000169822 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%	[1]
C000169822 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
C000169822 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%	[1]
C000169822 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%	[1]
C000169822 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[1]
C000169822 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[1]
C000169822 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
C000169822 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169822 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169822 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000178745 [Member] | U S Treasury Note 4 00 02 28 30 [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000178745 [Member] | U S Treasury Bond 4 63 11 15 44 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000178745 [Member] | U S Treasury Note 4 25 01 31 30 [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000178745 [Member] | U S Treasury Bond 4 63 02 15 55 [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000178745 [Member] | U S Treasury Note 4 63 02 15 35 [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000178745 [Member] | U S Treasury Note 4 25 02 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000178745 [Member] | Dreyfus Government Cash Management Fund Institutional Shares 4 23 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000178745 [Member] | U S Treasury Note 4 13 02 28 27 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000178745 [Member] | Federal National Mortgage Association Pool TBA 3 50 03 15 55 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000178745 [Member] | Government National Mortgage Association Pool TBA 5 00 03 15 55 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000178745 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000178745 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[2]
C000178745 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[2]
C000178745 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[2]
C000178745 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[2]
C000178745 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[2]
C000178745 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[2]
C000178745 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
C000178745 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[2]
C000178745 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
C000178745 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
C000178745 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[2]
C000178745 [Member] | Govermment And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	64.10%	[2]
C000200735 [Member] | U S Treasury Note 4 00 02 28 30 [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000200735 [Member] | U S Treasury Note 4 25 01 31 30 [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000200735 [Member] | Dreyfus Government Cash Management Fund Institutional Shares 4 23 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000200735 [Member] | Federal National Mortgage Association Pool TBA 3 50 03 15 55 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000200735 [Member] | Government National Mortgage Association Pool TBA 5 00 03 15 55 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000200735 [Member] | Federal National Mortgage Association Series 2024 82 Class CF 5 70 11 25 54 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000200735 [Member] | Government National Mortgage Association Pool TBA 5 50 03 15 55 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000200735 [Member] | Federal National Mortgage Association Pool TBA 4 50 04 15 55 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000200735 [Member] | Federal National Mortgage Association Pool TBA 2 50 03 15 55 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000200735 [Member] | Federal National Mortgage Association Pool TBA 5 00 03 15 55 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000200735 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000200735 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[3]
C000200735 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[3]
C000200735 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[3]
C000200735 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[3]
C000200735 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[3]
C000200735 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[3]
C000200735 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[3]
C000200735 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[3]
C000200735 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[3]
C000200735 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[3]
C000200735 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[3]
C000200735 [Member] | Govermment And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	41.80%	[3]
C000205110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000205110 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000205110 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205110 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000211017 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000211017 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000211017 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000211017 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C000211017 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000211018 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000211018 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000211018 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000211018 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
C000211018 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000214901 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000214901 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000214901 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000214901 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
C000214901 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000214903 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000214903 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000214903 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000214903 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
C000214903 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000215122 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000215122 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000215122 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000215122 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000215122 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000215122 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000215122 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000215122 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000215122 [Member] | Hartford Financial Services Group The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000215122 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000215122 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
C000215122 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000215122 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000215122 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000215122 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000215122 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000215122 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000215122 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000215122 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000215122 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000215123 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000215123 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000215123 [Member] | Unum Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000215123 [Member] | Old Republic International Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000215123 [Member] | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000215123 [Member] | MGIC Investment Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215123 [Member] | Allison Transmission Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215123 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215123 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215123 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215123 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000215123 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000215123 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000215123 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000215123 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000215123 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000215123 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000215123 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000215123 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000215123 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000215124 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000215124 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000215124 [Member] | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000215124 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000215124 [Member] | Bancorp The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215124 [Member] | SkyWest Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215124 [Member] | Catalyst Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000215124 [Member] | Alkermes PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000215124 [Member] | Preferred Bank [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000215124 [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000215124 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000215124 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000215124 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000215124 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000215124 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000215124 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000215124 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000215124 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000215124 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000215124 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000216581 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000216581 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000216581 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000216581 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000216581 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000216581 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000216581 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000216581 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000216581 [Member] | Atlassian Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000216581 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000216581 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%
C000216581 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000216581 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000216581 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000216581 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000216581 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000216581 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000216581 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000216581 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000216581 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000217668 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217668 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000217668 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.90%
C000217668 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000217670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000217670 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217670 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000217670 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
C000217670 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000218407 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000218407 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218407 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000218407 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000218407 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000218409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000218409 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218409 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000218409 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
C000218409 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000218639 [Member] | Dreyfus Government Cash Management Fund Institutional Shares 4 23 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000218639 [Member] | U S Treasury Note 4 13 02 28 27 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000218639 [Member] | Government National Mortgage Association Pool TBA 5 50 03 15 55 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218639 [Member] | U S Treasury Bill 0 00 04 22 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000218639 [Member] | Government National Mortgage Association Pool TBA 4 00 03 15 55 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218639 [Member] | Federal Home Loan Mortgage Corporation Pool QD7088 2 00 02 01 52 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000218639 [Member] | Federal National Mortgage Association Pool FS0139 2 50 01 01 52 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000218639 [Member] | Government National Mortgage Association Pool TBA 2 00 03 15 55 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000218639 [Member] | Government National Mortgage Association Pool TBA 2 50 03 15 55 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000218639 [Member] | Federal National Mortgage Association Pool BV8477 3 00 05 01 52 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000218639 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000218639 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[4]
C000218639 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[4]
C000218639 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[4]
C000218639 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[4]
C000218639 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000218639 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[4]
C000218639 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[4]
C000218639 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
C000218639 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[4]
C000218639 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[4]
C000218639 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[4]
C000218639 [Member] | Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	64.60%	[4]
C000219511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000219511 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000219511 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219511 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000219662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000219662 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219662 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000219662 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
C000219662 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000219664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000219664 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219664 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000219664 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
C000219664 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000220038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000220038 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000220038 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000220038 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
C000220038 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000220040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000220040 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000220040 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000220040 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000220040 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000221308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000221308 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221308 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000221308 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C000221308 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000221311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000221311 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221311 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000221311 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C000221311 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000222135 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222135 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222135 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000222135 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
C000222135 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000222137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222137 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222137 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000222137 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
C000222137 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000223224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000223224 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223224 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223224 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
C000223224 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000223226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000223226 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223226 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223226 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
C000223226 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000223312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000223312 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223312 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223312 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.10%
C000223312 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000223318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000223318 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223318 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223318 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.30%
C000223318 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000224230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000224230 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224230 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224230 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
C000224230 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000224232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000224232 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224232 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224232 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
C000224232 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000224383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000224383 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000224383 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224383 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000224778 [Member] | Senegal Government International Bond Series 7Y 7 75 06 10 31 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224778 [Member] | Saudi Government International Bond 5 00 01 16 34 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224778 [Member] | Saudi Government International Bond 5 75 01 16 54 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000224778 [Member] | Oman Government International Bond 6 25 01 25 31 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000224778 [Member] | Gabon Government International Bond 6 63 02 06 31 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000224778 [Member] | Egypt Government International Bond 7 30 09 30 33 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000224778 [Member] | Greensaif Pipelines Bidco Sarl 6 13 02 23 38 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000224778 [Member] | Senegal Government International Bond 6 25 05 23 33 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000224778 [Member] | Israel Government International Bond Series 10Y 5 50 03 12 34 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000224778 [Member] | Mexico Government International Bond 6 35 02 09 35 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000224778 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[5]
C000224778 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[5]
C000224778 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[5]
C000224778 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%	[5]
C000224778 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[5]
C000224778 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%	[5]
C000224778 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[5]
C000224778 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000224778 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000224778 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000224911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000224911 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000224911 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224911 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	112.90%
C000224911 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.40%)
C000226050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226050 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000226050 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000226050 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000226050 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000226051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226051 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226051 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226051 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%
C000226051 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000226054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226054 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226054 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226054 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C000226054 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000226055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226055 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000226055 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226055 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000226055 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226537 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226537 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226537 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000226537 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.70%
C000226537 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000226539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226539 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000226539 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226539 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.20%
C000226539 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
C000227373 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000227373 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000227373 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000227373 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000227373 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000227373 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000227373 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000227373 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000227373 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000227373 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000227373 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
C000227373 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000227373 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000227373 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000227373 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000227373 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000227373 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000227373 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000227615 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000227615 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000227615 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000227615 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000227615 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000227615 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000227615 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000227615 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000227615 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000227615 [Member] | Walt Disney The Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000227615 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	64.10%
C000227615 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000227615 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000227615 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000227832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227832 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000227832 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000227832 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
C000227832 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000227834 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227834 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000227834 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000227834 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000227834 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000230294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230294 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000230294 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000230294 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000230294 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000230296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230296 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000230296 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230296 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C000230296 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000230301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230301 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000230301 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000230301 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.50%
C000230301 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.40%)
C000230351 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000230351 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000230351 [Member] | Galaxy Digital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000230351 [Member] | Coinbase Global Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000230351 [Member] | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000230351 [Member] | Fidelity Wise Origin Bitcoin Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000230351 [Member] | IREN Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000230351 [Member] | MARA Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000230351 [Member] | Cipher Mining Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000230351 [Member] | Cleanspark Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000230351 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%
C000230351 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000230351 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230351 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000230351 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000230351 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000230351 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000230440 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000230440 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000230440 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230440 [Member] | BellRing Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230440 [Member] | Palomar Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230440 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000230440 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230440 [Member] | Clearwater Analytics Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230440 [Member] | HealthEquity Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230440 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230440 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000230440 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000230440 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000230440 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000230440 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000230440 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000230440 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230440 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000230440 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000230440 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231328 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000231328 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000231328 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000231328 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000231330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000231330 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000231330 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000231330 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000236305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236305 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236305 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000236305 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000237796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000237796 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237796 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000237796 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.60%
C000237796 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.30%)
C000239915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000239915 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000239915 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000239915 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000239915 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000240186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000240186 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240186 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000240186 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000240186 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000240568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000240568 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000240568 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000240892 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240892 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000240892 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%
C000240892 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000241255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241255 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241255 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241255 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	119.60%
C000241255 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.80%)
C000241257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241257 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241257 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241257 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.70%
C000241257 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000241464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241464 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241464 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241464 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.70%
C000241464 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000241937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241937 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241937 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241937 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000241937 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000242927 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242927 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000242927 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242927 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
C000242927 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000242928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242928 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242928 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242928 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%
C000242928 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000242929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242929 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000242929 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000242929 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.60%
C000242929 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000242934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242934 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242934 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242934 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
C000242934 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000242935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242935 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242935 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242935 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
C000242935 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000242936 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242936 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242936 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242936 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C000242936 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000242937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242937 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000242937 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242937 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000242937 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000243241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243241 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243241 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243241 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000243421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243421 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243421 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000243421 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.40%
C000243421 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)
C000243422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243422 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000243422 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000243422 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	112.90%
C000243422 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.40%)
C000244041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000244041 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244041 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000244041 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.60%
C000244041 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000244790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000244790 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244790 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000244790 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.00%
C000244790 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.30%)
C000244790 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000245572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245572 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000245572 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245572 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	126.40%
C000245572 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(26.70%)
C000245573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245573 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245573 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245573 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.40%
C000245573 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
C000245574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245574 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245574 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245574 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.50%
C000245574 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.50%)
C000245575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245575 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000245575 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245575 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	116.20%
C000245575 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
C000245576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245576 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245576 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245576 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.70%
C000245576 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
C000245577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245577 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000245577 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245577 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.00%
C000245577 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.70%)
C000246128 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246128 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246128 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000246128 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
C000246128 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000246681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246681 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000246681 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000246681 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000246681 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)
C000246681 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000246916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246916 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246916 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000246916 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.40%
C000246916 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
C000248689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248689 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248689 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248689 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	114.60%
C000248689 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.80%)
C000248798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248798 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248798 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248798 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000248798 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000248799 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248799 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248799 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000248799 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.40%
C000248799 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
C000248800 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248800 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000248800 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248800 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
C000248800 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000248801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248801 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000248801 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248801 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.90%
C000248801 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000248806 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248806 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000248806 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248806 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.20%
C000248806 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)
C000248807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248807 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000248807 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248807 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.70%
C000248807 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000248808 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248808 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248808 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248808 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
C000248808 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000248809 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248809 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000248809 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248809 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.70%
C000248809 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000249954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000249954 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000249954 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249954 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000249956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000249956 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000249956 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249956 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000250352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000250352 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250352 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000250352 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.80%
C000250352 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
C000250352 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%

[1]	This represents the municipal and closed-end fund holdings in the Fund. The ratings for the Municipal Bond portion of the Fund are by S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The ratings for the CEF portion of the Fund are provided by Morningstar. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[2]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.
[3]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.
[4]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.
[5]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.